INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ 32,077	$ 28,285	$ 13,194
Foreign	4,124	3,458	1,272
Income before taxes on income	$ 36,201	$ 31,743	$ 14,466